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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-06179

             Flaherty & Crumrine Preferred Income Fund Incorporated
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                                Pasadena, CA 91101
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                                Pasadena, CA 91101
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

            Date of reporting period: July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                    Flaherty & Crumrine Preferred Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 06179
REPORTING PERIOD:                   07/01/2010 - 06/30/2011
REGISTRANT  ADDRESS:                301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

                                                                                                            FUND'S VOTE
                                                                                                               FOR OR
                                                                                                              AGAINST
                                                                                                            PROPOSAL, OR
                                                                                                            ABSTAIN; FOR   WHETHER
                                                                                      WHO         WHETHER   OR WITHHOLD    VOTE WAS
     ISSUER OF        EXCHANGE             SHAREHOLDER        SUMMARY OF           PROPOSED      FUND CAST   REGARDING      FOR OR
     PORTFOLIO         TICKER                MEETING            MATTER          MATTER:ISSUER/    VOTE ON   ELECTION OF    AGAINST
      SECURITY         SYMBOL    CUSIP #      DATE             VOTED ON           SHAREHOLDER     MATTER     DIRECTORS    MANAGEMENT
--------------------  --------  ---------  -----------  ---------------------   ---------------  ---------  ------------  ----------
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  An advisory             Issuer           Yes        For           For
                                                        "say on pay"
                                                        vote to approve
                                                        executive
                                                        compensation
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  An advisory             Issuer           Yes        For           For
                                                        vote on the
                                                        frequency of
                                                        future advisory
                                                        "say on pay" Votes
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Approve auditor         Issuer           Yes        For           For
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Approve                 Issuer           Yes        For           For
                                                        directors
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Cumulative voting in    Security         Yes        Against       For
                                                        contested elections     Holder

BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Disclosure of           Security         Yes        Against       For
                                                        government employment   Holder
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Grassroots lobbying     Security         Yes        Against       For
                                                                                Holder
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Mortgage servicing      Security         Yes        Against       For
                                                        operations              Holder
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  OTC Derivatives         Security         Yes        Against       For
                                                        trading                 Holder
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Prohibition of          Security         Yes        Against       For
                                                        certain                 Holder
                                                        relocation benefits
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Recoupment              Security         Yes        Against       For
                                                        of incentive            Holder
                                                        compensation
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Stockholder             Security         Yes        Against       For
                                                        action by               Holder
                                                        written  consent
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  An advisory             Issuer           Yes        For           For
                                                        "say on pay"
                                                        vote  to approve
                                                        executive
                                                        compensation
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  An advisory             Issuer           Yes        For           For
                                                        vote on the
                                                        frequency  of
                                                        future advisory
                                                        "say on pay"votes
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Approve auditor         Issuer           Yes        For           For
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Approve directors       Issuer           Yes        For           For
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Cumulative              Security         Yes        Against       For
                                                        voting in               Holder
                                                        contested elections
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Disclosure of           Security         Yes        Against       For
                                                        government              Holder
                                                        employment
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Grassroots              Security         Yes        Against       For
                                                        lobbying                Holder
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Mortgage                Security         Yes        Against       For
                                                        servicing               Holder
                                                        operations
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  OTC Derivatives         Security         Yes        Against       For
                                                        Trading                 Holder
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Prohibition of          Security         Yes        Against       For
                                                        certain relocation      Holder
                                                        benefits
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Recoupment of           Security         Yes        Against       For
                                                        incentive compensation  Holder
BANK OF AMERICA CORP  BAC       060505575    5/11/2011  Stockholder action      Security         Yes        Against       For
                                                        by written consent      Holder
CIT Group Inc         CIT       125581801    5/10/2011  Approve auditor         Issuer           Yes        For           For
CIT Group Inc         CIT       125581801    5/10/2011  Approve                 Issuer           Yes        For           For
                                                        compensation
                                                        of executive
                                                        officers
CIT Group Inc         CIT       125581801    5/10/2011  Approve directors       Issuer           Yes        For           For
CIT Group Inc         CIT       125581801    5/10/2011  Approve employee        Issuer           Yes        For           For
                                                        stock purchase plan
                                                        ,including the
                                                        number of shares
                                                        available
                                                        for purchase
CIT Group Inc         CIT       125581801    5/10/2011  Recomend the            Issuer           Yes        For           For
                                                        frequency
                                                        with which CIT
                                                        holds stockholder
                                                        advisory
                                                        votes on executive
                                                        compensation

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* Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Flaherty  &  Crumrine  Preferred  Income  Fund  Incorporated


By (Signature and Title)*  /s/  Donald  F.  Crumrine
                           ---------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date August 18, 2011

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*  Print the name and title of each signing officer under his or her signature.